Lease - Schedule of Weighted Average Lease Terms and Discount Rate (Detail)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating leases	21 months	18 months 16 days	30 months
Operating leases	4.00%	4.00%	4.00%